UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kahn Investment Management, LLC
Address: 5506 Worsham Court

         Windermere, FL  33434

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sarah Scripp
Title:     Fund Administrator
Phone:     760-929-2688

Signature, Place, and Date of Signing:

     Sarah Scripp     Carlsbad, CA     April 17, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     77559


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Allied Research Corp.       COMMON              1.95E+07      2082   263600 SH       SOLE                   263600        0        0
Anadigics Inc.              COMMON              3.25E+07      5715   410300 SH       SOLE                   410300        0        0
Breezecom LTD.              COMMON              M20385106      884   209692 SH       SOLE                   209692        0        0
Celeritek Inc.              COMMON              1.51E+08     14423  1093500 SH       SOLE                  1093500        0        0
Dave & Busters Inc.         COMMON              23833N104      474    60000 SH       SOLE                    60000        0        0
DSET Corp.                  COMMON              2.63E+08       150   131200 SH       SOLE                   131200        0        0
Easylink Svcs Corp.         COMMON              27784T101       10    14000 SH       SOLE                    14000        0        0
ECI Telecom LTD.            COMMON              2.68E+08      1146   150000 SH       SOLE                   150000        0        0
EFTC Corp                   COMMON              2.68E+08       665   269600 SH       SOLE                   269600        0        0
Endwave Corp.               COMMON              29264A107      750   364240 SH       SOLE                   364240        0        0
General Datacom             COMMON              3.69E+08        23    48300 SH       SOLE                    48300        0        0
Glenayre Technologies Inc.  COMMON              3.78E+08        81    36300 SH       SOLE                    36300        0        0
Goodys Family Clothing      COMMON              3.83E+08      2450   612600 SH       SOLE                   612600        0        0
Guess Inc.                  COMMON              4.02E+08      1554   300000 SH       SOLE                   300000        0        0
IFR Systems                 COMMON              4.50E+08       670   298200 SH       SOLE                   298200        0        0
Jakks Pac Inc.              COMMON              4.70E+110      485    50000 SH       SOLE                    50000        0        0
L M Ericsson Telephone Co.  COMMON              2.95E+08      2995   500000 SH       SOLE                   500000        0        0
Manufacturers Services LTD. COMMON              5.65E+08      3669  1105400 SH       SOLE                  1105400        0        0
Merix Corp.                 COMMON              5.90E+08      7131   485800 SH       SOLE                   485800        0        0
Micro Linear Corp.          COMMON              5.95E+08       282   161595 SH       SOLE                   161595        0        0
Mississippi Chemical Corp   COMMON              6.05E+08      2794   810100 SH       SOLE                   810100        0        0
Motorola Inc.               COMMON              6.20E+08      2750   200000 SH       SOLE                   200000        0        0
Navigant Intl Inc.          COMMON              63935R108      561    52500 SH       SOLE                    52500        0        0
Network Equipment Tech      COMMON              6.41E+08      1670   500000 SH       SOLE                   500000        0        0
Nova Corp.                  COMMON              6.70E+08      1987   100000 SH       SOLE                   100000        0        0
OSI Systems Unc.            COMMON              6.71E+08       183    61860 SH       SOLE                    61860        0        0
PC-Tel Inc. Com             COMMON              69325Q105     3671   485700 SH       SOLE                   485700        0        0
Penwest Pharmaceuticals     COMMON              7.10E+08      2750   220000 SH       SOLE                   220000        0        0
Saks Inc.                   COMMON              79377W108     2300   200000 SH       SOLE                   200000        0        0
Spectrum Control Inc.       COMMON              8.48E+08      3617   525800 SH       SOLE                   525800        0        0
Starwood Financial Inc.     COMMON              45031U101     2467   100000 SH       SOLE                   100000        0        0
Teledyne Inc.               COMMON              8.79E+08      4478   330000 SH       SOLE                   330000        0        0
Truetime Inc.               COMMON              8.98E+08        22    10200 SH       SOLE                    10200        0        0
Tut Systems                 COMMON              9.01E+08      2089   839300 SH       SOLE                   839300        0        0
Water Pik Technologies      COMMON              94113U100      581    70000 SH       SOLE                    70000        0        0